[CONSECO LOGO]

BANKERS NATIONAL LIFE INSURANCE COMPANY



Annual Report
to Contract Owners

December 31, 2000

                                             Bankers National Variable Account B

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


================================================================================
BANKERS NATIONAL VARIABLE ACCOUNT B                                         PAGE
Statement of Assets and Liabilities as of December 31, 2000 .................  1
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2000 ......................................  2
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 1999 ......................................  3
Notes to Financial Statements ...............................................  4
Report of Independent Accountants ...........................................  7

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000


================================================================================
                                                SHARES      COST         VALUE
                                               ---------------------------------
Assets:
  Investments in Conseco Series Trust
    portfolio shares, at net asset value
    (Note 2):
    Balanced Portfolio ................       161,453   $2,188,915   $ 2,171,823
    Equity Portfolio ..................       385,406    8,217,596     7,490,164
    Fixed Income Portfolio ............           296        2,983         2,854
    Government Securities Portfolio ...       181,338    2,151,608     2,092,453
    Money Market Portfolio ............       510,068      510,068       510,068
--------------------------------------------------------------------------------
      Total assets ................................................   12,267,362

Liabilities:
  Amounts due to Bankers National Life Insurance Company ..........       36,151
--------------------------------------------------------------------------------
    Net assets ....................................................  $12,231,211
================================================================================

                                                UNITS   UNIT VALUE      VALUE
                                                --------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    Contracts issued prior to August 20, 1984:
      Government Securities Portfolio ...        88.3   $33.376459   $     2,947
      Money Market Portfolio ............        87.7    21.911719         1,922
    Contracts issued on or after
      August 20, 1984:
      Balanced Portfolio ................    46,658.0    46.281262     2,159,393
      Equity Portfolio ..................    65,915.5   112.812537     7,436,098
      Fixed Income Portfolio ............       191.5    14.856373         2,845
      Government Securities Portfolio ...    67,485.9    29.683087     2,003,190
      Money Market Portfolio ............    25,945.0    19.514275       506,298
--------------------------------------------------------------------------------
        Net assets attributable to contract owners'
          deferred annuity reserves...............................    12,112,693
--------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
      Balanced Portfolio ..........................................        5,759
      Equity Portfolio ............................................       32,889
      Government Securities Portfolio .............................       79,870
--------------------------------------------------------------------------------
        Net assets attributable to contract owners'
          annuity payment reserves ................................      118,518
--------------------------------------------------------------------------------
          Net assets ..............................................  $12,231,211
================================================================================

UNIT PROGRESSION


FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                        FIXED    GOVERNMENT    MONEY      COMBINED
                                                                 BALANCED     EQUITY    INCOME   SECURITIES    MARKET       TOTAL
===================================================================================================================================
Number of units, beginning of year .........................     55,959.7    80,511.4    231.8    85,255.6    33,527.3    255,485.8
Units purchased ............................................          4.2       154.4     --          39.3     2,679.9      2,877.8
Units redeemed .............................................     (9,305.9)  (14,750.3)   (40.3)  (17,720.7)  (10,174.5)   (51,991.7)
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units, end of year .............................     46,658.0    65,915.5    191.5    67,574.2    26,032.7    206,371.9
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Bankers National Variable Account B
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000



===================================================================================================================================

                                                                                       CONSECO SERIES TRUST
===================================================================================================================================

                                                                                        FIXED    GOVERNMENT    MONEY      COMBINED
                                                                 BALANCED     EQUITY    INCOME   SECURITIES    MARKET       TOTAL
===================================================================================================================================

Investment income:
  Dividends from investment in portfolio shares ..............   $329,294  $1,381,006    $ 205    $132,611    $ 38,687   $1,881,803
Expenses:
  Mortality and expense risk fees ............................     31,999     112,498       38      28,396       8,146      181,077
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income ....................................    297,295   1,268,508      167     104,215      30,541    1,700,726
-----------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) and unrealized
  appreciation (depreciation)
  of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................    168,010     712,373      (47)    (30,640)         --      849,696
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .......................   (274,654) (1,606,188)     119     143,663          --   (1,737,060)
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ......   (106,644)   (893,815)      72     113,023          --     (887,364)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations ............   $190,651 $   374,693    $ 239    $217,238    $ 30,541  $   813,362
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                       CONSECO SERIES TRUST
===================================================================================================================================

                                                                                        FIXED    GOVERNMENT    MONEY      COMBINED
                                                                 BALANCED     EQUITY    INCOME   SECURITIES    MARKET       TOTAL
===================================================================================================================================
Changes from operations:
  Net investment income ....................................  $   297,295  $1,268,508  $   167   $ 104,215   $  30,541 $  1,700,726
  Net realized gains (losses) on sales
   of investments in portfolio shares ......................      168,010     712,373      (47)    (30,640)         --      849,696
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ....................................     (274,654) (1,606,188)     119     143,663          --   (1,737,060)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from operations .............      190,651     374,693      239     217,238      30,541      813,362
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...........................          175       3,173       --         602          --        3,950
  Contract redemptions .....................................     (469,973) (1,833,702)    (567)   (492,999)   (196,660)  (2,993,901)
  Net transfers ............................................           --     (34,544)      --     (15,502)     50,046           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net decrease in net assets from
      contract owners' transactions ........................     (469,798) (1,865,073)    (567)   (507,899)   (146,614)  (2,989,951)
-----------------------------------------------------------------------------------------------------------------------------------
      Net decrease in net assets ...........................     (279,147) (1,490,380)    (328)   (290,661)   (116,073)  (2,176,589)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..............................    2,444,299   8,959,367    3,173   2,376,668     624,293   14,407,800
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (Chart 2) ....................   $2,165,152  $7,468,987   $2,845  $2,086,007    $508,220  $12,231,211
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                                       CONSECO SERIES TRUST
===================================================================================================================================

                                                                                        FIXED    GOVERNMENT    MONEY      COMBINED
                                                                 BALANCED     EQUITY    INCOME   SECURITIES    MARKET       TOTAL
===================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...........     $446,051  $2,522,213    $ 203   $ 216,596    $ 29,748   $3,214,811
Expenses:
  Mortality and expense risk fees ..........................       28,628      96,076       40      34,360       7,826      166,930
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income ..................................      417,423   2,426,137      163     182,236      21,922    3,047,881
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments
  Net realized gains (losses) on sales of
    investments in portfolio shares ........................       99,421     367,810       (2)    (21,841)         --      445,388
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ....................................       42,871     199,689     (214)   (270,021)         --      (27,675)
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ....      142,292     567,499     (216)   (291,862)         --      417,713
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ...................................     $559,715  $2,993,636    $ (53)  $(109,626)   $ 21,922   $3,465,594
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1999


===================================================================================================================================

                                                                                       CONSECO SERIES TRUST
===================================================================================================================================

                                                                                        FIXED    GOVERNMENT    MONEY      COMBINED
                                                                 BALANCED     EQUITY    INCOME   SECURITIES    MARKET       TOTAL
===================================================================================================================================
Changes from operations:
  Net investment income ....................................  $   417,423  $2,426,137   $  163  $  182,236   $  21,922  $ 3,047,881
  Net realized gains (losses) on sales
    of investments in portfolio shares .....................       99,421     367,810       (2)    (21,841)         --      445,388
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ....................................       42,871     199,689     (214)   (270,021)         --      (27,675)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ......................................      559,715   2,993,636      (53)   (109,626)     21,922    3,465,594
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..........................          300      16,046       --       2,404          --       18,750
   Contract redemptions ....................................     (565,712) (1,197,227)      (3)   (746,599)    (15,224)  (2,524,765)
   Net transfers ...........................................       52,896       2,351       --     (55,247)         --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets from
     contract owners' transactions .........................     (512,516) (1,178,830)      (3)   (799,442)    (15,224)  (2,506,015)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .................       47,199   1,814,806      (56)   (909,068)      6,698      959,579
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..............................    2,397,100   7,144,561    3,229   3,285,736     617,595   13,448,221
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year .............................  $ 2,444,299  $8,959,367  $ 3,173 $ 2,376,668   $ 624,293 $ 14,407,800
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000 AND 1999

================================================================================
(1)  GENERAL

     Bankers National Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company (the "Company"). The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The Account invests solely in shares of the portfolios of Conseco Series Trust (the "Trust"), a diversified, open-end management investment company.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for the contracts under which the contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were as shown below:

                                            3.5% RATE             3.5% RATE
                                        DECEMBER 31, 2000     DECEMBER 31, 1999
================================================================================
Balanced Portfolio.........                   $0.847                 N/A
Equity Portfolio ..........                   $2.469               $2.519
Government Securities Portfolio               $1.168               $1.096
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2000 and 1999, were $1,962,960 and $3,301,238, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2000 and 1999, were $3,257,159 and $2,757,385, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

     The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $181,077 and $166,930 for the years ended December 31, 2000 and 1999, respectively.

BANKERS NATIONAL VARIABLE ACCOUNT B

DECEMBER 31, 2000 AND 1999

================================================================================

     The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the years ended December 31, 2000 and 1999, respectively.

     An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $7,101 and $8,903 for the years ended December 31, 2000 and 1999, respectively.

     A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. These fees were $15 and $10 for the years ended December 31, 2000 and 1999, respectively.

(5)  NET ASSETS

     Detail for net assets begins on the following page.

BANKERS NATIONAL VARIABLE ACCOUNT B

(5) NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                       CONSECO SERIES TRUST
===================================================================================================================================

                                                                                        FIXED    GOVERNMENT    MONEY      COMBINED
                                                                 BALANCED     EQUITY    INCOME   SECURITIES    MARKET       TOTAL
===================================================================================================================================
Net assets at December 31, 1997 ............................   $2,460,106  $6,848,931   $3,082  $3,328,580    $625,924  $13,266,623
Activity subsequent to December 31, 1997:
Proceeds from sale of units
  less proceeds of units redeemed ..........................   (1,256,492) (3,685,570)    (574) (1,530,396)   (194,486)  (6,667,518)
Undistributed net investment income ........................      872,752   4,210,681      508     440,087      76,782    5,600,810
Undistributed net realized gain (loss)
  on sales of investments ..................................      311,162   1,199,249      (47)    (40,072)         --    1,470,292
Net unrealized depreciation
  of investments ...........................................     (222,376) (1,104,304)    (124)   (112,192)         --   (1,438,996)
------------------------------------------------------------------------------------------------------------------------------------
   Net assets ..............................................   $2,165,152  $7,468,987   $2,845  $2,086,007    $508,220  $12,231,211
===================================================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================
TO THE BOARD OF DIRECTORS OF BANKERS NATIONAL LIFE
INSURANCE COMPANY AND CONTRACT OWNERS OF
BANKERS NATIONAL VARIABLE ACCOUNT B

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bankers National Variable Account B (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the fund, provide a reasonable basis for our opinion.


/s/ PriceWaterhouseCoopers LLP

Indianapolis, Indiana
February 9, 2001

================================================================================
                      BANKERS NATIONAL VARIABLE ACCOUNT B
                      SPONSOR
                      Bankers National Life Insurance Company - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                      PricewaterhouseCoopers LLP - Indianapolis, Indiana.

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THIS PAGE INTENTIONALLY LEFT BLANK.

           BANKERS NATIONAL LIFE INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE
OF MIDDLE  AMERICA'S  LEADING  SOURCES  FOR  INSURANCE,  INVESTMENT  AND LENDING
 PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                         BANKERS NATIONAL LIFE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                          VA-1001 (2/01)   05960
                                (C) 2001 Bankers National Life Insurance Company



                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING
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